UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04529)

Exact name of registrant as specified in charter: Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.4%)(a)

	Rating(RAT)	Principal amount	Value

Michigan (87.9%)
Adrian, City School Dist. G.O. Bonds, FSA, Q-SBLF,
4 1/2s, 5/1/26	Aaa	$2,215,000	$2,125,669
Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s,
3/1/15	Aaa	1,315,000	1,408,155
Battle Creek, MI School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 4 3/4s, 5/1/23	Aaa	1,000,000	1,008,420
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
MBIA, 5s, 5/1/19	Aaa	1,675,000	1,756,271
Clarkston, Cmnty. Schools G.O. Bonds, MBIA, Q-SBLF,
5s, 5/1/17	Aaa	1,500,000	1,594,080
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, MBIA, 4 3/4s, 7/1/25	Aaa	1,500,000	1,502,190
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.191s, 7/1/32	Aaa	365,000	361,146
Detroit, Wtr. Supply Syst. Rev. Bonds (Sr. Lien), Ser.
A, MBIA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,480,000	2,668,802
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
5 1/4s, 2/1/27 (SEG)	Aaa	3,065,000	3,113,948
Ecorse, Pub. School Dist. G.O. Bonds, FSA, Q-SBLF
5s, 5/1/13	Aaa	1,700,000	1,805,519
5s, 5/1/12	Aaa	650,000	685,516
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, Q-SBLF, 5s, 5/1/23	Aaa	1,950,000	2,010,684
Garden City, Hosp. Fin. Auth. Rev. Bonds
(Garden City), Ser. A, 5 3/4s, 9/1/17	Ba1	360,000	365,375
(Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17
(Prerefunded)	Ba1	315,000	324,189
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, Q-SBLF, 5s, 5/1/21	Aaa	2,000,000	2,068,480
Grand Rapids, Rev. Bonds (San. Swr. Sys.), MBIA
5s, 1/1/21	Aaa	500,000	519,305
5s, 1/1/20	Aaa	500,000	521,325
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF
5 1/8s, 5/1/31 (Prerefunded)	Aa3	1,160,000	1,217,188
5 1/8s, 5/1/31 (Prerefunded)	Aa3	1,030,000	1,078,987
Hartland, Cons. School Dist. G.O. Bonds, FGIC, Q-SBLF,
U.S. Govt. Coll., 6s, 5/1/18 (Prerefunded)	Aaa	1,500,000	1,587,975
Huron, School Dist. G.O. Bonds
Q-SBLF, FSA, 5 5/8s, 5/1/15 (Prerefunded)	Aaa	325,000	346,535
Q-SBLF, FSA, U.S. Govt Coll., 5 5/8s, 5/1/15
(Prerefunded)	Aaa	675,000	719,726
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, FGIC,
5.244s, 6/1/11 (Prerefunded)	Aaa	1,400,000	1,405,656
Kalamazoo, Pub. Schools G.O. Bonds, FSA, 4 5/8s, 5/1/26	Aaa	1,000,000	987,020
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.),
Ser. A, MBIA, 5 1/2s, 1/15/16 (Prerefunded)	Aaa	1,450,000	1,554,545
Lansing, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5 3/8s,
6/1/20 (Prerefunded)	Aaa	1,035,000	1,119,394
Manistee, Area School Dist. G.O. Bonds, FGIC, Q-SBLF,
5 3/4s, 5/1/19 (Prerefunded)	Aaa	800,000	826,840
Marysville, Pub. School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 5s, 5/1/21	Aaa	1,640,000	1,717,949
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB	1,000,000	1,031,250
(Kalamazoo College), 5s, 12/1/20	A1	250,000	254,940
MI Muni. Board Auth. Rev. Bonds (State Clean Wtr.
Revolving Fund)
5s, 10/1/23	Aaa	2,500,000	2,601,625
5s, 10/1/22	Aaa	1,000,000	1,045,210
MI Muni. Bond Auth. Rev. Bonds (Drinking Wtr.
Revolving Fund), 5 1/2s, 10/1/18 (Prerefunded)	Aaa	1,000,000	1,046,050
MI State Bldg. Auth. Rev. Bonds
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	A1	1,645,000	1,646,201
FGIC, zero %, 10/15/17	Aaa	1,000,000	635,140
MI State Comprehensive Trans. Rev. Bonds, Ser. B, FSA,
5 1/4s, 5/15/11	Aaa	1,475,000	1,554,753
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,000,000	1,056,020
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,000,000	1,048,420
(Sparrow Hosp.), 5 1/2s, 11/15/21 (Prerefunded)	A1	655,000	705,468

(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,047,160
(Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19	BBB	1,000,000	984,160
(Midmichigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	730,000	721,255
(Hosp. Sparrow), 5s, 11/15/23	A1	835,000	835,601
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A
5 1/2s, 12/1/28	AA+	1,000,000	1,017,890
3.9s, 6/1/30	AA+	1,200,000	1,194,588
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	550,000	554,175
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	A3	1,135,000	1,177,233
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aaa	1,500,000	1,875,855
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Prerefunded)	AAA/P	3,000,000	3,316,770
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/30	Aaa	1,000,000	1,032,170
MI State U. VRDN, Ser. A, 4.05s, 8/15/32	VMIG1	1,100,000	1,100,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	3,000,000	3,043,860
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	491,555
Mount Clemens Cmnty. School Dist. Rev. Bonds (School
Bldg. & Site), Q-SBLF, 5 1/2s, 5/1/18 (Prerefunded)	Aa3	1,350,000	1,441,665
New Haven, Cmnty. Schools G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/20	Aaa	2,000,000	2,088,420
Otsego, Pub. School Dist. G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/27 (Prerefunded)	Aaa	1,600,000	1,708,992
Pennfield, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, Q-SBLF, 5s, 5/1/26 (Prerefunded)	Aaa	1,000,000	1,068,120
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,038,400
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31	BB+/F	750,000	775,883
Rochester Cmnty. School Dist. G.O. Bonds, Ser. II,
Q-SBLF, 5 1/2s, 5/1/21 (Prerefunded)	Aa3	1,400,000	1,497,846
Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF,
5s, 5/1/11	Aa3	1,015,000	1,057,914
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/21	Aaa	1,500,000	1,559,730
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, MBIA, 5 1/4s, 11/15/35	Aaa	1,000,000	1,015,320
Wayland, Unified School Dist. Rev. Bonds, FGIC,
Q-SBLF, 8s, 5/1/10	Aaa	2,000,000	2,134,200
Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA
6s, 6/1/08	Aaa	2,405,000	2,432,826
5.35s, 6/1/09	Aaa	1,000,000	1,011,070
West Bloomfield, School Dist. G.O. Bonds (School Bldg.
& Site)
MBIA, 5 5/8s, 5/1/16 (Prerefunded)	Aaa	1,000,000	1,066,260
FSA, Q-SBLF, 5s, 5/1/24 (Prerefunded)	Aaa	1,325,000	1,415,259
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	Aaa	1,120,000	1,161,294
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF
5s, 5/1/28	Aaa	125,000	127,458
5s, 5/1/28 (Prerefunded)	Aaa	1,875,000	1,990,406
Zeeland, Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, Q-SBLF, 5s, 5/1/27	Aaa	1,425,000	1,455,638
			94,464,939

Puerto Rico (10.1%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	680,000	657,431
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 3/4s, 7/1/26 (Prerefunded)	Aaa	2,500,000	2,636,700
Ser. A, U.S. Govt Coll., 5 1/4s, 7/1/30	Baa3	550,000	560,852
Ser. B, 5 1/4s, 7/1/16	Baa3	500,000	532,270
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	Baa3	250,000	261,840
PR Commonwealth Infrastructure Fin. Auth. Special
Oblig. Bonds, Ser. A, U.S. Govt. Coll., 5 3/8s,
10/1/24 (Prerefunded)	AAA	1,500,000	1,580,325
PR Elec. Pwr. Auth. Rev. Bonds, Ser. HH, FSA, 5 1/4s,
7/1/29 (Prerefunded)	Aaa	3,000,000	3,159,510
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,485,143
			10,874,071

Virgin Islands (0.4%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	450,000	411,665

TOTAL INVESTMENTS

Total investments (cost $103,529,764) (b)			$105,750,675

FUTURES CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 5 yr (Short)	40	$4,268,125	Dec-07	$5,549

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$1,100,000 (E)	2/28/18	3.846%	USD-SIFMA Municipal Swap
			Index	$(3,917)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$650,000 (F)	2/28/08	-	Municipal Market	$122
			Data AAA
			municipal 10
			Year rate

Lehman Brothers Special Financing, Inc.
650,000	2/29/08	-	4.27% minus	75
			Lehman Brothers
			Municipal Swap
			Index

Total				$197

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $107,506,238.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $103,529,764, resulting in gross unrealized appreciation and depreciation of $2,704,008 and $483,097, respectively, or net unrealized appreciation of $2,220,911.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2007.

At August 31, 2007, liquid assets totaling $160 have been designated as collateral for open swap contracts.

The rates shown on VRDN, Mandatory Put Bonds and FRN are the current interest rates at August 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

State government	29.5%
Local government	22.1
Utilities and power	16.6
Health care	10.7

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

MBIA	22.6%
FSA	19.8
FGIC	16.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007